Consolidated Statement of Changes in Equity (USD $) In Millions		Total	Par Value [Member]	Capital in Excess of Par [Member]	Treasury Stock [Member]	Grantor Trusts [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Employee Compensation [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2008	[1]	$ 56,266	$ 17	$ 43,396	$ (16,211)	$ (702)	$ (1,684)	$ (102)	$ 30,452	$ 1,100
Net income		4,492							4,414	78
Other comprehensive income		4,940					4,940
Cash dividends paid on company common stock		(2,832)							(2,832)
Distributions to noncontrolling interests and other		(588)								(588)
Distributed under benefit plans		320		285		35
Recognition of unearned compensation		26						26
Other	[1]	4					(31)		35
Balance at Dec. 31, 2009	[1]	62,628	17	43,681	(16,211)	(667)	3,225	(76)	32,069	590
Net income		11,417							11,358	59
Other comprehensive income		1,708					1,708
Cash dividends paid on company common stock		(3,175)							(3,175)
Repurchase of company common stock		(3,866)			(3,866)
Distributions to noncontrolling interests and other		(102)								(102)
Distributed under benefit plans		485		451		34
Recognition of unearned compensation		29						29
Balance at Dec. 31, 2010	[1]	69,124	17	44,132	(20,077)	(633)	4,933	(47)	40,252	547
Net income		12,502							12,436	66
Other comprehensive income		(1,687)					(1,687)
Cash dividends paid on company common stock		(3,632)							(3,632)
Repurchase of company common stock		(11,123)			(11,133)	10
Distributions to noncontrolling interests and other		(103)								(103)
Distributed under benefit plans		639		593	33	13
Recognition of unearned compensation		36						36
Transfer to treasury stock					(610)	610
Other		(7)							(7)
Balance at Dec. 31, 2011	[1]	$ 65,749	$ 17	$ 44,725	$ (31,787)		$ 3,246	$ (11)	$ 49,049	$ 510

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.